Expense Example {- Freedom 2020 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2020 Portfolio	Apr. 30, 2022 USD ($)
VIP Freedom 2020 Portfolio-Initial VIP
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	628
VIP Freedom 2020 Portfolio-Service VIP
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	750
VIP Freedom 2020 Portfolio-Service 2 VIP
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	$ 930